Income tax expense	12 Months Ended
Dec. 31, 2022
Income tax expense
Income tax expense

24.Income tax expense

The income tax expense for the year can be reconciled to the accounting loss as follows:

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Loss before taxes	$729,314	$399,743	$605,352
Income tax (expense)/benefit calculated at 25.8% for 2022 & 25% for 2021 & 2020	188,163	99,936	151,338
Effect of intercompany asset deal / transaction	(112,200)	—	—
Effect of expenses not deductible in determining taxable results	(1,570)	(4,441)	868
Effect of share based payment expenses that are not deductible in determining taxable results	(27,043)	(29,925)	(13,681)
Effect of stock issue expenses that are not taxable in determining taxable results	11,412	14,119	14,139
Effect of concessions	18,264	13,413	7,900
Effect of change of (de)recognition of deferred tax assets on tax losses	(194)	(44,232)	(116,711)
Effect of different tax rates in jurisdictions in which the company operates	(5,566)	(2,084)	(195)
Effect of change of (de)recognition of deferred tax assets	(51,321)	(50,389)	(45,601)
Withholding tax paid	—	(5,076)	—
(Underprovided)/overprovided in prior years	(12)	398	(1,014)
Other	(213)	(241)	(146)
Income tax (expense)/benefit recognized in the consolidated statements of profit or loss	$19,720	$(8,522)	$(3,103)

The tax rate used for the reconciliations above is the corporate income tax rate of 25.8% payable by corporate entities in the Netherlands. The tax rate used for the 2021 and 2020 reconciliations is the corporate income tax rate of 25% payable by corporate entities in the Netherlands.

On December 27, 2022, argenx Benelux BV transferred certain pipeline activities to argenx BV through a transfer of assets, (hereafter referred to as “asset deal”), for a total amount of $449.0 million. As a result of the asset deal, argenx Benelux BV realised a capital gain on this intellectual property. argenx BV has an unrecognized deferred tax asset amounting to $112.2 million on the future amortizations on IP assets, which results in the rate reconciling item categorized as “effect of intercompany asset deal / transaction”.

Deferred tax have been measured using the substantively enacted or enacted tax rate as applicable in the respective jurisdictions.

The unrecognized deferred tax asset on unused tax losses amounts to $189.3 million on December 31, 2022, compared to $203.8 million on December 31, 2021 and $174.2 million on December 31, 2020. The Company has unused tax losses carried forward for an amount of $756.1 million on December 31, 2022, compared to $815.3 million on December 31, 2021, and $696.7 million on December 31, 2020. The available tax losses carried forward in Belgium and the Netherlands do not have an expiration date based upon the applicable enacted tax legislation.

As a company active in research and development in Belgium, we expect to benefit from the innovation income deduction, or IID, in Belgium. The innovation income deduction regime allows net profits attributable to revenue from among others patented products to be taxed at a lower effective tax rate than other revenues. At the end of 2022, 2021 and 2020, we had $428.8 million, $213.6 million and $52.1 million of cumulative carry-forward IID in Belgium. The unrecognized deferred tax asset on IID amounts to $107.2 million on December 31, 2022, compared to $53.4 million on December 31, 2021, and $13.0 million on December 31, 2020.

Due to the uncertainty surrounding the Company’s ability to realize taxable profits in the future, the Company did not recognize any deferred tax assets, with the exception of those further detailed in note 6.

Income taxes recognized in the income statement can be detailed as follows:

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Current year	$(27,162)	$(15,224)	$(7,847)
Income tax prior years	(12)	398	(1,732)
Current tax (expense) / benefit	(27,174)	(14,826)	(9,579)

Originating and reversal of temporary differences	46,894	6,304	6,476
Deferred tax (expense) / benefit	46,894	6,304	6,476

Total tax (expense) / benefit	$19,720	$(8,522)	$(3,103)